Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
Summary of significant accounting policies

2.1 Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

2.2 Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions and unrealized profit and losses have been eliminated in consolidation.

2.3 Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation of share-based compensation, assessment for impairment of long-lived assets, including intangible assets, long-term investments, discount rate of operating lease liabilities, inventory write-down, estimating the current expected credit losses on financial assets, depreciable lives of property, plant and equipment, and useful life of intangible assets and realization of deferred tax assets.

2.4 Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

2.
Summary of significant accounting policies—(Continued)

2.4 Fair value measurements—(Continued)

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—	Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—

Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—

Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
		RMB	RMB	RMB
2024	Short-term investments	333,764	40,184	293,580
2024	Long-term investments	57,660	—	57,660
2025	Short-term investments	242,641	39,411	203,230
2025	Long-term investments	56,972	—	56,972

2.
Summary of significant accounting policies—(Continued)

2.4 Fair value measurements—(Continued)

The Group had no asset measured at fair value on a non-recurring basis as of December 31, 2024. The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2025:

Year ended December 31,	Description	Fair Value	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2025	Equity investments without readily determinable fair value which deemed to be impaired(Note 2.13)	—	—	14,173

The Group’s assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition include certain short-term and long-term investments that the Group elects to apply fair value option under ASC 825, Financial Instruments.

Investments at fair value which were classified as level 1 within the fair value hierarchy as all significant inputs are unadjusted quoted prices from active markets.

Wealth management products that have no quoted market prices were classified as level 2 within the fair value hierarchy, the Group estimates their fair value using the expected yield on similar instruments in the market, and classifies the valuation techniques that use these inputs as Level 2.

The Group’s assets and liabilities measured at fair value on a nonrecurring basis include the fair value of intangible assets, equity method investments and equity investments without readily determinable fair value when they are deemed to be impaired. The fair values of investments are determined using estimated disposal value, which represents significant unobservable inputs used in the fair value measurements. Accordingly, the fair value measurements were classified as Level 3 within the fair value hierarchy. The related losses from such level 3 fair value measurements recognized in the consolidated statements of operations were nil, nil and RMB14,173 for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group’s financial instruments not measured at fair value include cash and cash equivalents, restricted cash, certain short-term investments, amount due from related parties, net, funds receivable from third party payment service providers, other receivables, net, equity investments without readily determinable fair values, term deposits, short-term borrowings, accounts payable, other current liabilities, amount due to related parties. The carrying amounts of the short-term financial instruments approximate their costs due to the short-term nature of these assets and liabilities. The fair value of equity investments without readily determinable fair values cannot be reasonably estimated without undue costs. Save for the RMB14,173 of equity investments without readily determinable fair values recognized in the consolidated statements of operations for the year ended December 31, 2025, no other loss from such financial instruments was recognized in the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025.

2.5 Functional currency and foreign currency translation

The functional currency of the Company and its subsidiaries in the PRC is RMB. The functional currency of the Group’s entities incorporated in Hong Kong is Hong Kong dollars (“HKD”). The functional currency of the Group’s entities incorporated in the United States is US$. The functional currency of the Group’s entities incorporated in Japan is Japan Yen (“JPY”)

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive (loss) income.

2.
Summary of significant accounting policies—(Continued)

2.5 Functional currency and foreign currency translation —(Continued)

The Group’s reporting currency is RMB. For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income (loss) in the statements of operations and comprehensive (loss) income and the consolidated statements of change in shareholders’ equity.

2.6 Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheet, consolidated statement of operations and comprehensive (loss) income and consolidated statement of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931 on December 31, 2025, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2025, or at any other rate.

2.7 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid, and monetary fund investments with original maturities of three months or less. As of December 31, 2024 and 2025, all cash and cash equivalents are unrestricted as to withdrawal and use.

2.8 Restricted cash

Cash that is restricted as to withdrawal or use or pledged as security is reported separately on the face of the consolidated balance sheets. Cash that is restricted as to withdrawal or use or pledged as security for other than current operations is reported in the other non-current assets. Restricted cash is included in the total cash, cash equivalents and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash primarily represents security deposits held in designated bank accounts as pledged guarantee provided for business partners.

2.9 Inventories

Inventories, consisting of pre-owned and new consumer electronics available for sale, are stated at lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less estimated costs necessary to make the sale. Write-down of inventory is determined using the specific identification method. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving or volatile changes in price levels, which is determined based upon factors such as historical and forecasted market demand and industry and economic trends that impact pricing. Write-down of inventory was recognized RMB45,749, RMB11,267 and RMB14,708 for the years ended December 31, 2023, 2024 and 2025, respectively.

2.
Summary of significant accounting policies—(Continued)

2.10 Property, Plant and Equipment, net

Property, plant and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Buildings	30 years
Machinery	3-10 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3-10 years
Motor vehicle	3 years
Software	2-10 years

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in other operating income, net of consolidated statements of operations and comprehensive (loss) income. The Group recognized nil of impairment loss for each of the three years ended December 31, 2025.

2.11 Intangible assets, net

Intangible assets mainly include those acquired through business combinations and business corporations. Intangible assets arising from the Group’s acquisition of Paipai business from JD.com, Inc. in 2019 including Business Cooperation Agreement (“BCA”), Non-Compete Commitment (“NCC”), technology/platform and brand names, and are recognized and measured at fair value with the assistance of a third-party valuation firm using valuation techniques such as discounted cash flow analysis. Major assumptions used in determining the fair value of these intangible assets include forecasts of future revenues and discount rate and royalty saving rate. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

2.12 Impairment of long-lived assets

The Group evaluates its long-lived assets including property, plant and equipment, right-of-use assets and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment analysis is performed if events indicate that it is impaired. Possible indications of impairment may include events or changes in circumstances affecting business forecast and operations. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the carrying amount of the assets exceeds the undiscounted net cash flows, an analysis is performed to determine the fair value of the assets using income approach based on the discounted cash flows and the group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset.

For the years ended December 31, 2023, 2024 and 2025, the Group did not identify any impairment indicator for its long-lived assets as the financial performance and operation results were consistent with its expectation and budget for the given years as a growth company and no impairment loss was recognized for the long-lived assets.

2.
Summary of significant accounting policies—(Continued)

2.13 Investments

Short-term investments include (i) Term deposits with original maturities longer than three months but less than one year, (ii) wealth management products with unsecured principal purchased from financial institutions which have original maturities of less than one year, and (iii) listed equity securities representing ordinary shares of an entity listed in Hong Kong. The Group elects to adopt the fair value option in accordance with ASC 825, Financial Instruments to record the investments in wealth management products in short-term investments in the consolidated balance sheets. Changes in the fair value of the investments are recorded as other income (loss), net in the consolidated statements of operations and comprehensive (loss) income. The Group recognized unrealized loss from fair value changes of RMB1,303, RMB38,418 and RMB880 of short-term investments for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, three term deposits totaling RMB300 million which were previously recorded in short-term investments have been reclassified to non-current assets. The reclassification was determined necessary, as the deposits held in two separate banks are involved in ongoing investigations being carried out by certain regulatory authorities, and as a result have been encumbered by the banks until such time as the investigations are completed, which is not expected to occur within the next 12 months. Based on the information obtained to date by the Group, these investigations are not related to the Group’s activities or any of its employees. After consulting with its legal counsel, the Group is of the view these deposits will be recovered when the investigations are completed. However, the timing and amount of the deposits that the Group will ultimately recover may vary depending on the outcome of the investigations.

Long-term investments include (i) equity method investments, (ii) equity securities without readily determinable fair value and (iii) long-term investments at fair value.

Equity method investments

The Group accounts for its in-substance common stock equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes in earnings for share of the earnings or loss of the investee after the date of investment. The Group stops to record its share of loss when losses have reduced the investment balance to zero and the Group does not have a requirement or commitment to advance additional funds to an investee. The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and other entity-specific information such as recent financing situation. The fair value determination, particularly for investments in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than- temporary, the carrying value of the equity method investment is written down to fair value. No impairment loss was recognized in other income (loss), net in the consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2023, 2024 and 2025.

Equity securities without readily determinable fair value

Following the adoption of ASU 2016-01, Financial Instruments — Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, the Company measures these investments using measurement alternative at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other income (loss), net.

The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in other income (loss), net. The Group recorded impairment losses of nil, nil and RMB14,173 in other income (loss), net in the consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2023, 2024 and 2025, respectively.

2.
Summary of significant accounting policies—(Continued)

2.13 Investments—(Continued)

Investments at fair value

The investments under fair value pertain to structured products in fund-linked notes. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in long-term investments under fair value in the consolidated balance sheets. Changes in the fair value of these investments are recorded as other income (loss), net in the consolidated statements of operations and comprehensive (loss) income. The Group recognized unrealized losses from fair value changes of RMB3,470, unrealized gain from fair value changes RMB2,825, unrealized loss from fair value changes of RMB689 of long-term investments for the years ended December 31, 2023, 2024 and 2025, respectively.

2.14 Revenue recognition

Revenues are generated primarily from product revenues and service revenues through the platforms the Group offers to its customers. The Group also generates revenues from product sales through offline stores it operates and service revenues through the membership and extended warranties offers to its customers.

The Group adopted ASC 606, Revenue from Contract with Customers (“ASC606”) for all periods presented. According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those goods or services, after considering estimated sales return allowances, price concessions, discount and value added tax (“VAT”). Consistent with the criteria of ASC 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Disaggregation of revenues

For the years ended December 31, 2023, 2024 and 2025, the disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net product revenues generated from merchants	9,503,034	10,630,286	11,932,362
Net product revenues generated from end customers	2,155,264	4,214,130	7,447,570
Net product revenues (Note)	11,658,298	14,844,416	19,379,932
Net service revenues for PJT marketplace	707,000	801,772	813,757
Net service revenues for Paipai marketplace	497,338	463,036	487,786
Net service revenues from other channels	103,146	219,176	366,781
Net service revenues	1,307,484	1,483,984	1,668,324

Note: Comparative financial data has been reclassified to conform to the current year's presentation.

Net Product Revenues

The majority of the Group’s revenue is derived from online product sales. The Group recognizes revenue from the sale of phones and other consumer electronics goods through the two online platforms it operates: PJT Marketplace (“PJT”) (B2B channel), Paipai Marketplace (“Paipai”) (B2C channel), and other channels the Group operates, including AHS Select, a self-developed B2C channel. The Group utilizes external delivery service providers to deliver goods to its customers. The Group presents revenue generated from its sales of products on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits and recognizes revenue at the point of time when the goods have been delivered to the customers. The customers pay for the goods in advance. The Group offers its customers right of return for a period of 3 to 7 days upon the receipts. Product revenues are reduced by estimated sales return, which has been immaterial in the historical periods.

2.
Summary of significant accounting policies—(Continued)

2.14 Revenue recognition —(Continued)

For product sales through offline B2B channels, the Group recognizes revenue at the point of time when customers pay and obtain control of the products. When transactions involving trade-in devices, the purchase of the pre-owned products and the sale of new products are accounted for as two separate transactions. Fair value of trade-in product is recognized as non-cash consideration for the sale of the new product.

Net Service Revenues

In addition to product sales, the Group’s PJT and Paipai also serve as online marketplace to provide third-party merchants platform services enabling them to transact with customers, for which the Group charges commission fees to its merchants and/or customers. Under the platform service arrangement, the Group acts as an agent and does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise.

For PJT, the Group charges both the merchants and business buyers a commission fee. The commission fee charged to the merchants is determined as a percentage based on the executed transaction price, and the commission fee charged to business buyers is determined as a negotiated tiered amount. For Paipai, commission fees are charged to merchants only, determined as a percentage based on the executed transaction price. For certain merchants who sell products on the Group’s platform, the Group enters into contractual agreements with these merchants for a fixed monthly marketplace management fee in addition to the commission fees charged for each transaction.

Commission fees are recognized in the consolidated statements of operations and comprehensive (loss) income at the time when the service obligations to the merchants are determined to have been completed under each sales transaction upon the business buyers’ confirming the receipts of goods or over time for merchants paying fixed monthly management fees. Commission fees are not refundable if business buyers return the merchandise to merchants.

The Group provides a one-year warranty for pre-owned consumer electronics sold on Paipai, which is not considered as a separate performance obligation. The costs associated with the warranty was immaterial during the years presented.

The Company provides membership and extended warranties service. Such payment is paid at the inception of the contract for separately priced membership subscription fees and extended warranties. Revenues for membership subscription fees are recognized based on the proportion of actual usage relative to total purchased volume, over a period not exceeding twelve months. Revenues for extended warranties are recognized on a straight-line basis over the contract period, which is mainly within one year.

Reconciliation of contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. There was no contract asset as of December 31, 2024 and 2025. Accounts receivables were RMB56,813, RMB61,104 and RMB132,521 as of December 31, 2023, 2024 and 2025.

A contract liability exists when the Group has received consideration but has not transferred the related goods or services to the customer. The Group’s contract liabilities consist of payments received from customers before they received the products, mainly related to: (i) offline sales of pre-owned electronics and online channel sales, in which the Group receives advance payments pursuant to the agreements with certain offline customers before the products are transferred; (ii) membership subscription fees and extended warranties. As of December 31, 2024 and 2025, balances of the contract liabilities were RMB98,834 and RMB231,771. The opening balances of RMB195,369, RMB119,715 and RMB98,834 were recognized in the years ended December 31, 2023, 2024 and 2025. The contract liabilities as of December 31, 2025 is expected to be recognized in revenue in the year of 2026. There were no costs of obtaining a contract for the years ended December 31, 2023, 2024 and 2025.

2.
Summary of significant accounting policies—(Continued)

2.14 Revenue recognition —(Continued)

Geographic information

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese Mainland	10,778,594	14,383,324	19,021,384
Hong Kong	827,182	424,266	327,745
Others	52,522	36,826	30,803
Net product revenues	11,658,298	14,844,416	19,379,932
Chinese Mainland	1,305,727	1,481,427	1,668,209
Hong Kong	1,749	2,176	115
Others	8	381	—
Net service revenues	1,307,484	1,483,984	1,668,324

2.15 Merchandise costs

Merchandise costs primarily consist of cost of acquired products, inbound shipping charges and inventory write-downs.

2.16 Fulfillment expenses

Fulfillment expenses consist primarily of expenses incurred in operating the Group’s platform, centralized operation centers and stations, offline stores, warehouse operating costs such as personnel cost and expenses attributable to purchasing, receiving, inspecting and grading, packaging, and preparing customer orders for shipment, as well as outbound shipping charges.

2.17 Research and development Expenses

Research and development Expenses consist primarily of payroll and related expenses for research and development employees involved in designing, developing and maintaining technology platform, and improving artificial intelligence, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include equipment depreciation, amortization and impairment of technology/platform, as well as data center costs. Technology and platform amortization is amortization of platform arising from acquisition of Paipai business. Research and development expenses are expensed as incurred.

2.18 Selling and marketing expenses

Selling and marketing expenses consist primarily of platform promotion expenses, channel commissions, advertising expenses, amortization expense and payroll and related expenses for employees involved in marketing and business development activities. Platform promotion expenses consist of Paipai coupons distributed on end consumers who are not customers of the Group on Paipai platform to promote transaction volume. Channel commissions consist of commission paid to sales channel providers and collection channel providers. Amortization expense consist of amortization of BCA, NCC, and brand names arising from the acquisition of Paipai business. Advertising expenses consist of the fees of advertising across multiple platforms in connection with business development. Total advertising expenses were recognized as incurred, and were RMB124,658, RMB122,484 and RMB196,806 for the years ended December 31, 2023, 2024 and 2025, respectively.

2.19 General and administrative expenses

General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

2.
Summary of significant accounting policies—(Continued)

2.20 Other operating income, net

Other operating income, net consists primarily of government subsidies and reimbursements from ADR program. Government subsidies represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Government subsidies are recognized in other operating income, net in the consolidated statements of operations and comprehensive (loss) income when the government subsidies are received and no further conditions need to be met.

2.21 Share-based compensation

The Group grants share options and restricted share units to the management team and other employees (collectively, “Share-based Awards”). The Group accounted for the Share-based Awards in accordance with ASC 718, Compensation — Stock Compensation. Share-based Awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method, net of actual forfeitures, if any, over the requisite service period, with a corresponding impact reflected in additional paid-in-capital. Share-based Awards that are subject to both the service period and the occurrence of Qualified IPO as performance condition are measured at the grant date fair value and share-based compensation expenses are recognized for the cumulatively vested amount upon the completion of the IPO first and then over the remaining requisite service period. The grant date fair value of share options is determined by Binomial option pricing model. The grant date fair value of restricted. share units is determined by the fair value of underlying ordinary shares. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations and comprehensive (loss) income as the cash compensation of those employees receiving the award.

2.22 Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB101,858, RMB104,966 and RMB119,185 for the years ended December 31, 2023, 2024 and 2025, respectively.

2.23 Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

2.
Summary of significant accounting policies—(Continued)

2.23 Income taxes —(Continued)

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023, 2024 and 2025.

2.24 Operating leases

Following the adoption of ASU No. 2016-02, Leases (Topic 842), the Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contract as of the adoption date is or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group evaluates whether an agreement constitute a lease by reviewing the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group has leased office and store premises for operating activities. All of the Group’s leases with lease terms longer than 12 months have been deemed operating leases pursuant to the criteria in ASC Topic 842. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. Fixed lease payments are included in the measurement of operating lease liabilities and variable payments are recognized as lease expense in the period in which the obligation for those payments is incurred. The Group measures the operating lease right-of use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group. Operating lease right-of-use assets is included in other non-current assets and current portion of operating lease liabilities is included in accrued expenses and other current liabilities.

2.25 Comprehensive (loss) income

Comprehensive (loss) income is reported in the consolidated statements of operations and comprehensive (loss) income. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency.

2.26 Net (loss) earnings per share

Basic (loss) earnings per share is computed by dividing net (loss) income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Group had share options and non-vested restricted share units which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the ordinary shares issuable upon the exercise of outstanding share options and non-vested restricted share units is computed using the treasury stock method.

2.
Summary of significant accounting policies—(Continued)

2.27 Certain risks and concentrations

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. No customer individually represents greater than 10% of the total net revenues.

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, amount due from related parties and funds receivable from third party payment service providers, accounts receivables, other receivables and term deposits. The Group places its cash and cash equivalents, restricted cash, short-term investments and term deposits with financial institutions with high-credit ratings and quality. Funds receivable from third party payment service providers primarily comprise of the receivable from customers, where the amount is under the Group’s name on these online platforms. Due to the nature of the arrangement, the Group considers there to be no collection risks.

Amount due from related parties mainly consists of disbursement in advance, advance payment for purchase of goods or services, accounts receivables and deposits. Account receivable are typically unsecured and are derived from revenue earned from the customers. Other receivables mainly consists of deposits paid to suppliers, customer deposits where the Group paid on behalf of the business buyers for the purchase deposit, loan to business partners, cash advance to customers and others. The Group conducts credit evaluations on customers, suppliers and business partners and require certain amounts of security deposits from them to manage its credit risk. The Group uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Group’s amount due from related parties, accounts receivables and other receivables within the scope of expected credit losses model, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. The amount due from related parties, accounts receivables and other receivables balances are written off after all collection efforts have been exhausted.

2.28 Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Group’s chief operating decision maker (the “CODM”) has been identified as the chairman of the board of directors and chief-executive officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. Hence, the Group has only one operating and reportable segment.

The CODM reviews net loss (income) in evaluating financial performance and determining how to allocate resources of the Group, including marketing strategy, efficiency evaluation and monitoring budget versus actual results.

2.
Summary of significant accounting policies—(Continued)

2.28 Segment reporting —(Continued)

The table below provides Information about the Group’s segment and includes the reconciliation to net (loss) income.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net product revenues	11,658,298	14,844,416	19,379,932
Net service revenues	1,307,484	1,483,984	1,668,324
Less: Significant and other segment expenses
Merchandise costs	(10,338,870)	(13,086,418)	(16,699,982)
Other fulfillment expenses (Note I)	(1,100,604)	(1,361,624)	(1,747,496)
Other selling and marketing expenses (Note I)	(944,871)	(1,085,166)	(1,598,074)
Other general and administrative expenses (Note I)	(192,825)	(247,152)	(257,265)
Other research and development expenses (Note I)	(173,135)	(191,736)	(232,671)
Share-based compensation expenses	(134,402)	(166,741)	(52,877)
Amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects	(247,023)	(155,614)	(39,060)
Other segment items (Note II)	9,698	(42,178)	(84,543)
Net (loss) income	(156,250)	(8,229)	336,288

Note I: The other operating expenses are expenses excluding share-based compensation expenses, amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects.

Note II: Other segment items including other operating income, net, interest expense and interest income, other income (loss), net, current income tax expenses and share of loss in equity method investments.

2.29 Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

On November 4, 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. On January 6, 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group plans to adopt the standard when it becomes effective beginning in our fiscal year 2027 annual financial statements, and the Group is currently evaluating the impact this guidance will have on the disclosures included in the Notes to the Consolidated Financial Statements.

2.
Summary of significant accounting policies—(Continued)

2.29 Recent accounting pronouncements —(Continued)

On May 12, 2025, the FASB released ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which amends ASC 805 and ASC 810 to improve the requirements for identifying the accounting acquirer. The ASU intends to enhance the comparability of financial statements across entities engaging in acquisition transactions effected primarily by exchanging equity interests when the legal acquiree is a variable interest entity (VIE) that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. For certain transactions, they replace the current requirement that the primary beneficiary is always the accounting acquirer with an assessment that requires an entity to consider the factors to determine which entity is the accounting acquirer. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. Entities shall apply the new guidance prospectively to any acquisition transaction that occurs after the initial application date. The Group is currently evaluating the impact of this guidance, but does not expect the adoption to have a material impact on the Consolidated Financial Statements.

On May 15, 2025, the FASB issued ASU 2025-04, which clarifies the guidance in both ASC 606 and ASC 718 on the accounting for share-based payment awards that are granted by an entity as consideration payable to its customer. The ASU is intended to reduce diversity in practice and improve existing guidance. In accordance with the ASU, a performance condition explicitly includes any condition related to achieving a specified performance target that is defined by reference to a grantee’s purchase of the grantor’s goods or services from the grantor (or the grantor’s customers) or a purchase of the grantor’s goods or services from the grantee (or the grantee’s customers). Therefore, under the ASU’s guidance, a vesting condition that is based on a specified volume or a specified monetary amount “of goods or services [purchased from the grantor] (including over a specified period of time)” is a performance condition. As a result of the revision to the definition of “performance condition,” fewer awards issued to customers are expected to have service conditions. However, ASU 2025-04 also amends the guidance in ASC 718-10-35-1D on service conditions in share-based payment arrangements, which permits entities to elect a policy of recognizing the effect of forfeitures when they occur. Thus, for service conditions associated with share-based consideration payable to a customer, entities are required to estimate the number of forfeitures expected to occur for the entire award. The ASU further clarifies that the guidance on constraining estimates of variable consideration in ASC 606 “should not be applied to share-based consideration payable to a customer that is measured and classified under Topic 718”. ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of this guidance, but does not expect the adoption to have a material impact on the Consolidated Financial Statements.

In August 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Trade Receivables and Contract Assets”. This ASU provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of this guidance, but does not expect the adoption to have a material impact on the Consolidated Financial Statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of this guidance, but does not expect the adoption to have a material impact on the Consolidated Financial Statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Group is currently evaluating the impact of this guidance, but does not expect the adoption to have a material impact on the Consolidated Financial Statements.

2.
Summary of significant accounting policies—(Continued)

2.29 Recent accounting pronouncements —(Continued)

Adopted pronouncement

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” ASU2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is effective for public entities with annual periods beginning after December 15, 2024, with early adoption permitted. The Group has adopted ASU2023-09 on a prospective basis (Note 11).